UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05681

ND Tax-Free Fund, Inc.
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

ND TAX-FREE FUND, INC.
Schedule of Investments March 31, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NORTH DAKOTA MUNICIPAL BONDS (96.1%)

#Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.750%	12/01/2011	$750,000	$750,000
*Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.875	12/01/2015	750,000	750,000
*City of Minot (Highway Bonds) G.O. MBIA	Aaa/AAA	5.000	10/01/2023	555,000	568,570
Fargo Public School District #1	A-1/NR	4.500	05/01/2021	250,000	247,830
Fargo, ND Heath Sys. (Meritcare) FSA	Aaa/AAA	5.625	06/01/2031	250,000	257,875
#Fargo, ND School District Bldg. Auth. Lease Rev.	A-1/NR	5.750	05/01/2018	500,000	516,845
Grand Forks, ND (Alerus Project) Sales Tax Rev. MBIA	Aaa/NR	4.500	12/15/2029	250,000	238,050
Grand Forks, ND (Public Bldg) G.O. FSA	Aaa/NR	4.625	12/01/2026	250,000	245,532
Grand Forks, ND Ref. & Impvt. G.O. AMBAC	Aaa/NR	5.000	12/01/2024	100,000	101,572
Mandan Public Schools District # 1 FSA	Aaa/NR	4.250	05/01/2018	100,000	101,503
*Mercer Cty., ND (NW Public Svc.) Rev. Ref. MBIA	Aaa/AAA	5.850	06/01/2023	630,000	630,000
ND (HFA) Hsg. Finance	Aa-1/NR	5.150	07/01/2018	120,000	120,817
ND (HFA) Hsg. Finance Rev.	Aa-1/NR	5.200	07/01/2022	500,000	495,235
*ND Blding. Auth. Lease Rev. MBIA	Aaa/AAA	5.000	12/01/2022	1,020,000	1,052,048
#ND State Board of Hgr. Educ. (ND St. Univ. Facs.) AMBAC	Aaa/AAA	5.100	04/01/2032	500,000	500,180
#ND State Board of Hgr. Educ. (ND St. Univ. Hsg. & Aux. Facs.)	A-1/NR	5.600	04/01/2029	1,035,000	1,073,471
ND State Board of Hgr. Educ. (ND State Univ. Hsg. & Aux. Facs.) AMBAC	Aaa/NR	5.000	04/01/2027	250,000	252,888
#ND State Board of Hgr. Educ. (Univ. of ND Hsg. & Aux. Facs.) Rev. FGIC	A-1/A+	5.000	04/01/2032	1,000,000	995,840
ND State Water Comm. Rev. MBIA	Aaa/AAA	5.000	08/01/2025	500,000	511,145
ND Student Loan Rev. AMBAC	Aaa/AAA	6.300	07/01/2012	100,000	100,400
ND Student Loan Rev. AMBAC	Aaa/AAA	6.350	07/01/2013	250,000	250,997
ND Student Loan Rev. AMBAC	Aaa/AAA	6.400	07/01/2014	400,000	401,584
North Dakota Housing Fin. Agency Rev.	Aa-1/NR	5.650	07/01/2028	100,000	99,960
*Oliver Cty., ND (Square Butte Elec. Coop) Pollution Control Rev. AMBAC	Aaa/AAA	5.300	01/01/2027	2,095,000	2,114,840
Ward Cty., ND Health Care (Trinity Obligation Group) Rev.	NR/BBB+	5.125	07/01/2029	300,000	271,848
Williams Cty., ND (Sales Tax Rev.) Radian-IBCC	Aa-3/AA	5.000	11/01/2031	250,000	226,665

TOTAL NORTH DAKOTA MUNICIPAL BONDS (COST: $12,925,689)					$12,875,695

SHORT-TERM SECURITIES (3.1%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $410,064)				410,064	$410,064

TOTAL INVESTMENTS IN SECURITIES (COST: $13,335,753)					$13,285,759
OTHER ASSETS LESS LIABILITIES					116,610

NET ASSETS					$13,402,369

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At March 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $13,335,753. The net unrealized depreciation of investments based on the cost was $49,994, which is comprised of $97,215 aggregate gross unrealized appreciation and $147,209 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$410,064
Level 2--Other Significant Observable Inputs	12,875,695
Level 3--Significant Unobservable Inputs	-
Total	$13,285,759

Item 2. Controls and Procedures

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ND Tax-Free Fund, Inc.

By:	/s/Robert E. Walstad
Robert E. Walstad
Interim President

Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ND Tax-Free Fund, Inc.

By:	/s/Robert E. Walstad
Robert E. Walstad
Interim President

Date: May 28, 2008

By:	/s/Adam Forthun
Adam Forthun
Treasurer

Date: May 28, 2008